CERTIFICATION OF
                     STRONG CONSERVATIVE EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                         STRONG ADVISOR U.S. VALUE FUND
                           STRONG DIVIDEND INCOME FUND
                              STRONG BLUE CHIP FUND
                               STRONG ENERGY FUND
                          STRONG GROWTH AND INCOME FUND


STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor U.S. Value, Strong Dividend Income, and Strong Growth and Income Funds' Prospectus for Class K dated December 31, 2001, as well as the Statement of Additional Information for all of the above-named funds, dated March 1, 2001, as supplemented on December 31, 2001, filed by the Registrant pursuant to Post-Effective Amendment No. 29 (File No. 33-61358; 811-7656), which was filed with the Securities and Exchange Commission on December 28, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Advisor U.S. Value, Strong Dividend Income, and Strong Growth and Income Funds' Prospectus and the Statement of Additional Information for each of the above-named funds that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                    STRONG CONSERVATIVE EQUITY FUNDS, INC.





                                      /S/ RICHARD W. SMIRL
                                    --------------------------------------------
                                 By:   Richard W. Smirl
                              Title:   Secretary

Dated: January 4, 2002